Consolidated Statement of Equity - USD ($) $ in Thousands	Total	Common shares	Preferred shares	Additional paid-in capital	Deficit	AOCI	Non- controlling interests
Beginning Balance at Dec. 31, 2019	$ 4,406,595	$ 4,017,044	$ 184,299	$ 50,579	$ (367,107)	$ (9,761)	$ 531,541
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	193,605				222,422		(28,817)
Effect of redeemable non-controlling interests not included in equity (note 14)	(3,684)						(3,684)
OCI	(48,379)					(44,265)	(4,114)
Dividends declared and distributions to non-controlling interests	(151,847)				(136,811)		(15,036)
Dividends and issuance of shares under dividend reinvestment plan	0	25,822			(25,822)
Contributions received from non-controlling interests (note 3(a) and (c))	3,371						3,371
Common shares issued upon conversion of convertible debentures	12	12
Common shares issued upon public offering, net of cost	118,300	118,300
Common shares issued under employee share purchase plan	1,958	1,958
Share-based compensation	12,509			12,509
Common shares issued pursuant to share-based awards	(9,111)	18,229		(11,254)	(16,086)
Ending Balance at Jun. 30, 2020	4,523,329	4,181,365	184,299	51,834	(323,404)	(54,026)	483,261
Beginning Balance at Dec. 31, 2019	4,406,595	4,017,044	184,299	50,579	(367,107)	(9,761)	531,541
Increase (Decrease) in Stockholders' Equity [Roll Forward]
OCI	(13,437)
Ending Balance at Dec. 31, 2020	5,662,190	4,935,304	184,299	60,729	45,753	(22,507)	458,612
Beginning Balance at Mar. 31, 2020	4,204,068	4,050,902	184,299	41,332	(521,314)	(54,495)	503,344
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	272,978				286,219		(13,241)
Effect of redeemable non-controlling interests not included in equity (note 14)	(1,637)						(1,637)
OCI	2,415					469	1,946
Dividends declared and distributions to non-controlling interests	(84,143)				(76,992)		(7,151)
Dividends and issuance of shares under dividend reinvestment plan	0	8,871			(8,871)
Common shares issued upon conversion of convertible debentures	118,300	118,300
Common shares issued under employee share purchase plan	1,165	1,165
Share-based compensation	11,056			11,056
Common shares issued pursuant to share-based awards	(873)	2,127		(554)	(2,446)
Ending Balance at Jun. 30, 2020	4,523,329	4,181,365	184,299	51,834	(323,404)	(54,026)	483,261
Beginning Balance at Dec. 31, 2020	5,662,190	4,935,304	184,299	60,729	45,753	(22,507)	458,612
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	81,565				117,169		(35,604)
Effect of redeemable non-controlling interests not included in equity (note 14)	(1,873)						(1,873)
OCI	(25,250)					(27,179)	1,929
Dividends declared and distributions to non-controlling interests	(171,971)				(158,604)		(13,367)
Dividends and issuance of shares under dividend reinvestment plan	0	46,208			(46,208)
Contributions received from non-controlling interests (note 3(a) and (c))	1,036,471			6,919		(6,371)	1,035,923
Common shares issued upon conversion of convertible debentures	16	16
Common shares issued upon public offering, net of cost	261,228	261,228
Contract adjustment payments (note 7(a))	(222,378)			(62,240)	(160,138)
Common shares issued under employee share purchase plan	2,572	2,572
Share-based compensation	5,074			5,074
Common shares issued pursuant to share-based awards	(7,738)	6,480		(10,482)	(3,736)
Non-controlling interest assumed on asset acquisition (note 3(a))	29,141						29,141
Ending Balance at Jun. 30, 2021	6,649,047	5,251,808	184,299	0	(205,764)	(56,057)	1,474,761
Beginning Balance at Mar. 31, 2021	5,954,661	5,092,691	184,299	59,631	(40,330)	(20,272)	678,642
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	84,902				103,222		(18,320)
Effect of redeemable non-controlling interests not included in equity (note 14)	(910)						(910)
OCI	(34,241)					(35,785)	1,544
Dividends declared and distributions to non-controlling interests	(91,593)				(84,427)		(7,166)
Dividends and issuance of shares under dividend reinvestment plan	0	23,557			(23,557)
Contributions received from non-controlling interests (note 3(a) and (c))	820,971						820,971
Common shares issued upon conversion of convertible debentures	16	16
Common shares issued upon public offering, net of cost	133,801	133,801
Contract adjustment payments (note 7(a))	(222,378)			(62,240)	(160,138)
Common shares issued under employee share purchase plan	1,256	1,256
Share-based compensation	3,513			3,513
Common shares issued pursuant to share-based awards	(951)	487		(904)	(534)
Ending Balance at Jun. 30, 2021	$ 6,649,047	$ 5,251,808	$ 184,299	$ 0	$ (205,764)	$ (56,057)	$ 1,474,761